Organization (Details)														12 Months Ended
	Nov. 21, 2025 USD ($)	Oct. 24, 2025	Oct. 06, 2025 shares	Aug. 22, 2025 shares	Jun. 11, 2025 USD ($) shares	Jun. 11, 2025 HKD ($) shares	Apr. 16, 2025 USD ($) shares	Mar. 27, 2025 USD ($) $ / shares shares	Feb. 08, 2024 $ / shares shares	Sep. 16, 2021 $ / shares shares	May 17, 2021 HKD ($) shares	May 12, 2021	Mar. 12, 2020 HKD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 MOP (MOP$) shares	Dec. 31, 2024 $ / shares shares	Aug. 31, 2021 $ / shares	Mar. 31, 2020 shares
Organization [Line Items]
Ordinary shares issued					100	100
Acquired value | $											$ 1,900
Share capital | $	$ 25,000
Percentage of cancellation reduced shares									20.00%
Number of issued cancellation reduced shares									60,002,670
Ordinary shares par value (in Dollars per share) | $ / shares									$ 0.00002								$ 0.00002
Surrendered shares									48,002,136
Ordinary shares issued										6,002,670
Public offering price (in Dollars per share) | $ / shares										$ 0.02
Option period								45 days
Acquisition facilitated (in Dollars) | $														$ 50,000
Refundable deposits (in Dollars) | $														900,000
Ordinary shares issued																		1,000
Preferred shares issued				100,000,000
Percentage of share capital				1.00%
Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares outstanding									12,000,534							12,000,534
Ordinary shares issued															13,438,034
Exclusive Agent Agreement [Member]
Organization [Line Items]
Total consideration (in Dollars) | $														100,000
Service fees (in Dollars) | $														50,000
Acquisition facilitated (in Dollars) | $														50,000
Refundable deposits (in Dollars) | $														$ 900,000
Mr. Chi Long Lou [Member]
Organization [Line Items]
Ordinary shares issued					100	100					8,000
Acquired value | $					$ 1
Share capital | MOP$															MOP$ 25,000
Class A Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares outstanding															2,664,034	12,000,534
Ordinary shares par value (in Dollars per share) | $ / shares														$ 0.00002		$ 0.00002
Ordinary shares issued			11,500
Ordinary shares issued				800,000,000											2,664,034	12,000,534
Voting rights				20
Current holding shares			14,500
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares issued														1,437,500
Class B Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares issued				10,800,000
Ordinary shares outstanding															10,774,000	0
Ordinary shares par value (in Dollars per share) | $ / shares														$ 0.00002		$ 0.00002
Ordinary shares issued				100,000,000											10,774,000	0
Voting rights				20
Converted shares			26,000
IPO [Member]
Organization [Line Items]
Ordinary shares issued								187,500
Ordinary shares issued								1,250,000
Public offering price (in Dollars per share) | $ / shares								$ 4
Aggregate gross proceeds (in Dollars) | $								$ 5,000,000						$ 4,908,000
Net proceeds (in Dollars) | $								$ 4,240,500
IPO [Member] | Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares issued								1,250,000
Aggregate gross proceeds (in Dollars) | $								$ 5,000,000
Over-Allotment Option [Member]
Organization [Line Items]
Net proceeds (in Dollars) | $							$ 667,500
Over-Allotment Option [Member] | Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares issued							187,500
Mr. Chi Long Lou [Member]
Organization [Line Items]
Acquired value percentage													100.00%
Ordinary shares issued					100	100							10,000
Acquired value | $						$ 1					$ 8,000		$ 10,000
Mr. Son I Tam Who [Member]
Organization [Line Items]
Ordinary shares issued											1,900
Mr. Lou Chi Long [Member]
Organization [Line Items]
Acquired value percentage														1.00%
Luz [Member]
Organization [Line Items]
Acquired value percentage												80.00%
Son I Tam [Member]
Organization [Line Items]
Acquired value percentage					20.00%	20.00%						20.00%
Son I Tam [Member] | Class A Ordinary Shares [Member]
Organization [Line Items]
Shares repurchased				10,800,000
Media Icon [Member]
Organization [Line Items]
Acquired value percentage	60.00%	100.00%
Share capital | $	$ 15,000
Epsium BVI [Member]
Organization [Line Items]
Acquired value percentage					80.00%	80.00%